Not FDIC Insured May Lose Value No Bank Guarantee
1105-Q3PH

Schedule of Investments
(unaudited)
Franklin High Income Fund 2
Notes to Schedule of Investments 14

Franklin High Income Trust
Schedule of Investments (unaudited), June 30, 2023
Franklin High Income Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 2.2%
Independent Power and Renewable Electricity Producers 1.7%
a
Talen Energy Corp. .................................... United States 551,906 $ 27,678,086
a
Talen Energy Corp. .................................... United States 319,744 16,035,162
43,713,248
Oil, Gas & Consumable Fuels 0.5%
a
Amplify Energy Corp. .................................. United States 8,816 59,684
Birch Permian Holdings, Inc. ............................. United States 690,410 10,356,150
California Resources Corp. .............................. United States 1,425 64,538
b
Chesapeake Energy Corp. .............................. United States 17,102 1,431,096
11,911,468
Total Common Stocks (Cost $56,988,386) ......................................
55,624,716
Warrants
Warrants 0.0%
†
Metals & Mining 0.0%
†
a
Alpha Metallurgical Resources, Inc., 7/26/23 ................. United States 5,033 729,785
Oil, Gas & Consumable Fuels 0.0%
†
a
California Resources Corp., 10/27/24 ...................... United States 3,278 38,877
a,c
Canvas Energy, Inc., 10/01/24 ............................ United States 13 —
a,c
Canvas Energy, Inc., 10/01/25 ............................ United States 13 —
38,877
Total Warrants (Cost $12,589) .................................................
768,662
Principal
Amount
*
Convertible Bonds 0.0%
†
Wireless Telecommunication Services 0.0%
†
d,e,f,g
Digicel Group Holdings Ltd. , Sub. Bond , 144A, PIK, 7% , Perpetual Bermuda 466,985 45,991
Total Convertible Bonds (Cost $128,933) .......................................
45,991
Corporate Bonds 91.2%
Aerospace & Defense 0.3%
g
TransDigm, Inc. , Senior Secured Note , 144A, 6.75% , 8/15/28 .... United States 8,500,000 8,542,840
Automobile Components 2.6%
g
Adient Global Holdings Ltd. ,
Senior Note, 144A, 8.25%, 4/15/31 ...................... United States 13,100,000 13,318,495
Senior Secured Note, 144A, 7%, 4/15/28 .................. United States 7,900,000 7,994,721
g
Allison Transmission, Inc. , Senior Bond , 144A, 3.75% , 1/30/31 ... United States 5,400,000 4,566,627
g
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 .......................................... United States 21,900,000 17,892,837
Goodyear Tire & Rubber Co. (The) ,
Senior Note, 9.5%, 5/31/25 ............................ United States 9,100,000 9,313,597
Senior Note, 5%, 7/15/29 ............................. United States 15,000,000 13,543,819
66,630,096
Automobiles 0.8%
g
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ........................................... United Kingdom 25,000,000 21,358,322
Banks 0.6%
f
JPMorgan Chase & Co. , R , Junior Sub. Bond , 6% to 7/31/23, FRN
thereafter , Perpetual ................................. United States 15,000,000 15,048,300

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Beverages 0.4%
g
Primo Water Holdings, Inc. , Senior Note , 144A, 4.375% , 4/30/29 .. Canada 11,500,000 $ 9,866,252
Biotechnology 0.4%
g
Horizon Therapeutics USA, Inc. , Senior Note , 144A, 5.5% , 8/01/27 United States 11,000,000 11,058,696
Building Products 2.8%
g
Advanced Drainage Systems, Inc. , Senior Note , 144A, 6.375% ,
6/15/30 ........................................... United States 9,100,000 9,012,822
g
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75% , 8/01/28 ..................................... United States 10,300,000 9,747,089
g
Cornerstone Building Brands, Inc. , Senior Note , 144A, 6.125% ,
1/15/29 ........................................... United States 2,000,000 1,583,290
g
Eco Material Technologies, Inc. , Senior Secured Note , 144A,
7.875% , 1/31/27 ..................................... United States 10,500,000 9,951,097
g
Emerald Debt Merger Sub LLC , Senior Secured Note , 144A,
6.625% , 12/15/30 .................................... United States 20,500,000 20,346,250
g
JELD-WEN, Inc. ,
Senior Note, 144A, 4.625%, 12/15/25 .................... United States 7,600,000 7,371,278
Senior Note, 144A, 4.875%, 12/15/27 .................... United States 2,000,000 1,773,840
g
Oscar AcquisitionCo LLC / Oscar Finance, Inc. , Senior Note , 144A,
9.5% , 4/15/30 ...................................... United States 2,800,000 2,575,720
g
Standard Industries, Inc. ,
Senior Bond, 144A, 4.75%, 1/15/28 ...................... United States 5,800,000 5,407,030
Senior Bond, 144A, 4.375%, 7/15/30 ..................... United States 6,800,000 5,895,579
73,663,995
Capital Markets 0.7%
g
Jane Street Group / JSG Finance, Inc. , Senior Secured Note , 144A,
4.5% , 11/15/29 ...................................... United States 8,700,000 7,495,036
UBS Group AG , Senior Note , 4.55% , 4/17/26 ................
Switzerland 9,900,000 9,521,894
17,016,930
Chemicals 3.3%
d,g
Anagram International, Inc. / Anagram Holdings LLC , Secured Note ,
144A, PIK, 10% , 8/15/26 .............................. United States 1,801,212 1,345,906
g
ASP Unifrax Holdings, Inc. , Senior Secured Note , 144A, 5.25% ,
9/30/28 ........................................... United States 5,000,000 3,615,575
g
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% , 2/20/32 Mexico 4,100,000 2,659,618
Celanese US Holdings LLC , Senior Note , 6.33% , 7/15/29 .......
United States 14,000,000 13,915,585
g
Consolidated Energy Finance SA , Senior Note , 144A, 5.625% ,
10/15/28 .......................................... Switzerland 12,700,000 10,826,369
g
Diamond BC BV , Senior Note , 144A, 4.625% , 10/01/29 ......... United States 4,100,000 4,138,485
g
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ..... United States 5,400,000 4,716,636
g
GPD Cos., Inc. , Senior Secured Note , 144A, 10.125% , 4/01/26 ... United States 19,500,000 17,970,035
d,g
Kobe US Midco 2, Inc. , Senior Note , 144A, PIK, 9.25% , 11/01/26 .. United States 4,800,000 3,192,000
g
Rain CII Carbon LLC / CII Carbon Corp. , Secured Note , 144A,
7.25% , 4/01/25 ..................................... United States 14,500,000 14,088,200
g
Vibrantz Technologies, Inc. , Senior Note , 144A, 9% , 2/15/30 ..... United States 11,800,000 9,056,146
85,524,555
Commercial Services & Supplies 1.1%
g
APX Group, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ........... United States 15,300,000 13,300,256
g
Prime Security Services Borrower LLC / Prime Finance, Inc. , Senior
Secured Note , 144A, 3.375% , 8/31/27 .................... United States 16,100,000 14,215,597
27,515,853

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Communications Equipment 0.5%
g
CommScope Technologies LLC , Senior Note , 144A, 6% , 6/15/25 .. United States 1,635,000 $ 1,526,018
g
CommScope, Inc. ,
Senior Note, 144A, 7.125%, 7/01/28 ..................... United States 11,700,000 8,322,327
Senior Secured Note, 144A, 6%, 3/01/26 .................. United States 2,500,000 2,332,908
12,181,253
Construction & Engineering 0.5%
g
Arcosa, Inc. , Senior Note , 144A, 4.375% , 4/15/29 ............. United States 5,400,000 4,843,976
g
VM Consolidated, Inc. , Senior Note , 144A, 5.5% , 4/15/29 ....... United States 8,800,000 8,125,658
12,969,634
Construction Materials 0.4%
g
Knife River Corp. , Senior Note , 144A, 7.75% , 5/01/31 .......... United States 9,200,000 9,327,056
Consumer Finance 2.5%
Ford Motor Credit Co. LLC , Senior Note , 6.95% , 3/06/26 ........
United States 2,400,000 2,415,106
g
GGAM Finance Ltd. , Senior Note , 144A, 8% , 6/15/28 .......... Ireland 15,400,000 15,423,023
OneMain Finance Corp. ,
Senior Bond, 5.375%, 11/15/29 ......................... United States 7,600,000 6,468,417
Senior Note, 6.625%, 1/15/28 .......................... United States 10,400,000 9,820,408
Senior Note, 9%, 1/15/29 ............................. United States 5,000,000 5,046,750
g
PRA Group, Inc. ,
Senior Note, 144A, 8.375%, 2/01/28 ..................... United States 9,300,000 8,433,938
Senior Note, 144A, 5%, 10/01/29 ....................... United States 5,000,000 3,789,950
g
PROG Holdings, Inc. , Senior Note , 144A, 6% , 11/15/29 ......... United States 15,000,000 13,222,614
64,620,206
Consumer Staples Distribution & Retail 0.6%
g
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP /
Albertsons LLC , Senior Note , 144A, 3.5% , 3/15/29 ........... United States 16,800,000 14,558,971
Containers & Packaging 4.5%
g
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note, 144A, 5.25%, 8/15/27 ...................... United States 8,100,000 6,871,930
Senior Secured Note, 144A, 5.25%, 4/30/25 ............... United States 11,400,000 11,163,620
g
LABL, Inc. , Senior Secured Note , 144A, 9.5% , 11/01/28 ........ United States 6,200,000 6,315,543
g
Mauser Packaging Solutions Holding Co. ,
Secured Note, 144A, 9.25%, 4/15/27 ..................... United States 30,000,000 27,725,307
Senior Secured Note, 144A, 7.875%, 8/15/26 .............. United States 10,500,000 10,443,179
g
OI European Group BV , Senior Note , 144A, 4.75% , 2/15/30 ...... United States 9,800,000 8,857,240
g
Owens-Brockway Glass Container, Inc. ,
Senior Note, 144A, 6.625%, 5/13/27 ..................... United States 4,961,000 4,918,545
Senior Note, 144A, 7.25%, 5/15/31 ...................... United States 9,800,000 9,934,750
g
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer,
Inc. , Senior Secured Note , 144A, 4.375% , 10/15/28 .......... United States 2,800,000 2,427,653
g
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer
LLC , Senior Secured Note , 144A, 4% , 10/15/27 ............. United States 22,800,000 20,189,199
g
Trivium Packaging Finance BV ,
Senior Note, 144A, 8.5%, 8/15/27 ....................... Netherlands 2,100,000 2,024,057
Senior Secured Note, 144A, 5.5%, 8/15/26 ................ Netherlands 5,600,000 5,384,144
116,255,167
Distributors 0.5%
g
Ritchie Bros Holdings, Inc. ,
Senior Note, 144A, 7.75%, 3/15/31 ...................... Canada 6,500,000 6,751,391

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Distributors (continued)
g
Ritchie Bros Holdings, Inc., (continued)
Senior Secured Note, 144A, 6.75%, 3/15/28 ............... Canada 6,300,000 $ 6,357,766
13,109,157
Diversified Consumer Services 0.5%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ......
United States 14,300,000 12,984,400
Diversified REITs 1.4%
g
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP ,
Senior Note , 144A, 3.75% , 12/15/27 ...................... United States 15,900,000 11,680,453
g
Necessity Retail REIT, Inc. (The) / American Finance Operating
Partner LP , Senior Note , 144A, 4.5% , 9/30/28 ............... United States 14,500,000 11,168,579
g
VICI Properties LP / VICI Note Co., Inc. ,
Senior Note, 144A, 3.75%, 2/15/27 ...................... United States 8,000,000 7,345,886
Senior Note, 144A, 3.875%, 2/15/29 ..................... United States 7,000,000 6,149,239
36,344,157
Diversified Telecommunication Services 3.4%
g
Altice France Holding SA ,
Senior Note, 144A, 6%, 2/15/28 ........................ Luxembourg 8,100,000 3,958,680
Senior Secured Note, 144A, 10.5%, 5/15/27 ............... Luxembourg 22,400,000 13,589,744
g
Altice France SA , Senior Secured Note , 144A, 5.5% , 1/15/28 .... France 7,500,000 5,672,264
g
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5.5%, 5/01/26 ....................... United States 2,400,000 2,342,235
Senior Bond, 144A, 5%, 2/01/28 ........................ United States 3,000,000 2,736,420
Senior Bond, 144A, 5.375%, 6/01/29 ..................... United States 10,900,000 9,864,772
Senior Bond, 144A, 4.5%, 8/15/30 ....................... United States 10,500,000 8,752,707
Senior Bond, 144A, 4.25%, 2/01/31 ...................... United States 3,400,000 2,753,557
Senior Note, 144A, 6.375%, 9/01/29 ..................... United States 8,000,000 7,545,950
g
Iliad Holding SASU ,
Senior Secured Note, 144A, 6.5%, 10/15/26 ............... France 5,200,000 4,912,559
Senior Secured Note, 144A, 7%, 10/15/28 ................. France 10,400,000 9,595,657
g
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 ...................................... United Kingdom 18,500,000 15,525,577
87,250,122
Electric Utilities 1.0%
g
Vistra Operations Co. LLC ,
Senior Note, 144A, 5.625%, 2/15/27 ..................... United States 21,300,000 20,434,734
Senior Secured Note, 144A, 3.7%, 1/30/27 ................ United States 5,700,000 5,223,723
25,658,457
Electrical Equipment 1.6%
g
Regal Rexnord Corp. ,
Senior Bond, 144A, 6.4%, 4/15/33 ....................... United States 7,900,000 7,898,675
Senior Note, 144A, 6.3%, 2/15/30 ....................... United States 9,700,000 9,678,184
g
Sensata Technologies BV , Senior Note , 144A, 4% , 4/15/29 ...... United States 11,000,000 9,803,030
g
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% , 11/15/28 United States 16,400,000 14,791,055
42,170,944
Electronic Equipment, Instruments & Components 0.3%
g
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ........ United States 9,300,000 7,914,397
Energy Equipment & Services 3.7%
g
CSI Compressco LP / CSI Compressco Finance, Inc. ,
d
Secured Note, 144A, PIK, 10%, 4/01/26 .................. United States 17,833,800 15,226,677
Senior Secured Note, 144A, 7.5%, 4/01/25 ................ United States 7,501,000 7,192,934

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Energy Equipment & Services (continued)
g
Enerflex Ltd. , Senior Secured Note , 144A, 9% , 10/15/27 ........ Canada 15,100,000 $ 14,706,418
g
Nabors Industries Ltd. , Senior Note , 144A, 7.25% , 1/15/26 ...... United States 9,900,000 9,253,678
g
Nabors Industries, Inc. , Senior Note , 144A, 7.375% , 5/15/27 ..... United States 8,300,000 7,905,584
g
Transocean Titan Financing Ltd. , Senior Secured Note , 144A,
8.375% , 2/01/28 ..................................... United States 6,300,000 6,439,860
g
Transocean, Inc. , Senior Secured Note , 144A, 8.75% , 2/15/30 .... United States 15,800,000 16,054,301
g
Weatherford International Ltd. ,
Senior Note, 144A, 8.625%, 4/30/30 ..................... United States 14,100,000 14,328,096
Senior Secured Note, 144A, 6.5%, 9/15/28 ................ United States 3,600,000 3,618,720
94,726,268
Entertainment 1.4%
g
Banijay Entertainment SASU , Senior Secured Note , 144A, 5.375% ,
3/01/25 ........................................... France 21,900,000 21,486,637
Netflix, Inc. ,
Senior Bond, 4.375%, 11/15/26 ......................... United States 10,200,000 9,969,812
g
Senior Bond, 144A, 5.375%, 11/15/29 .................... United States 3,600,000 3,616,772
35,073,221
Financial Services 1.8%
g
Jefferson Capital Holdings LLC , Senior Note , 144A, 6% , 8/15/26 .. United States 17,600,000 14,322,128
MGIC Investment Corp. , Senior Note , 5.25% , 8/15/28 ..........
United States 7,000,000 6,609,120
g
Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc. , Senior Note ,
144A, 6.375% , 2/01/27 ................................ United States 3,400,000 3,167,439
Radian Group, Inc. , Senior Note , 6.625% , 3/15/25 .............
United States 14,900,000 14,898,715
g
United Wholesale Mortgage LLC , Senior Note , 144A, 5.5% , 11/15/25 United States 7,100,000 6,763,655
45,761,057
Food Products 0.6%
B&G Foods, Inc. ,
Senior Note, 5.25%, 4/01/25 ........................... United States 9,100,000 8,700,416
Senior Note, 5.25%, 9/15/27 ........................... United States 6,800,000 5,916,948
14,617,364
Ground Transportation 1.1%
g
Ashtead Capital, Inc. , Senior Note , 144A, 1.5% , 8/12/26 ........ United Kingdom 1,800,000 1,574,219
g
EquipmentShare.com, Inc. , Secured Note , 144A, 9% , 5/15/28 .... United States 15,400,000 14,968,376
g
First Student Bidco, Inc. / First Transit Parent, Inc. , Senior Secured
Note , 144A, 4% , 7/31/29 .............................. United States 14,700,000 12,469,422
g
Williams Scotsman International, Inc. , Senior Secured Note , 144A,
4.625% , 8/15/28 ..................................... United States 600,000 549,269
29,561,286
Health Care Equipment & Supplies 1.0%
g
Garden Spinco Corp. , Senior Note , 144A, 8.625% , 7/20/30 ...... United States 9,000,000 9,702,953
g
Medline Borrower LP ,
Senior Note, 144A, 5.25%, 10/01/29 ..................... United States 10,300,000 8,947,910
Senior Secured Note, 144A, 3.875%, 4/01/29 .............. United States 8,200,000 7,134,067
25,784,930
Health Care Providers & Services 5.1%
Centene Corp. ,
Senior Bond, 2.5%, 3/01/31 ............................ United States 12,000,000 9,581,580
Senior Note, 4.25%, 12/15/27 .......................... United States 12,700,000 11,886,057
Senior Note, 4.625%, 12/15/29 ......................... United States 4,300,000 3,961,748

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
Centene Corp., (continued)
Senior Note, 2.625%, 8/01/31 .......................... United States 1,400,000 $ 1,117,480
g
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.125%, 4/01/30 .................... United States 6,800,000 4,058,614
Senior Secured Note, 144A, 8%, 3/15/26 .................. United States 5,000,000 4,875,037
Senior Secured Note, 144A, 5.625%, 3/15/27 .............. United States 5,900,000 5,204,997
Senior Secured Note, 144A, 8%, 12/15/27 ................. United States 1,200,000 1,162,780
Senior Secured Note, 144A, 6%, 1/15/29 .................. United States 6,000,000 5,053,950
Senior Secured Note, 144A, 5.25%, 5/15/30 ............... United States 6,500,000 5,126,954
g
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ............. United States 16,700,000 14,355,118
g
ModivCare Escrow Issuer, Inc. , Senior Note , 144A, 5% , 10/01/29 . United States 8,500,000 6,298,033
g
MPH Acquisition Holdings LLC , Senior Note , 144A, 5.75% , 11/01/28 United States 24,600,000 18,545,448
Tenet Healthcare Corp. ,
Secured Note, 6.25%, 2/01/27 .......................... United States 14,500,000 14,367,660
Senior Secured Note, 4.875%, 1/01/26 ................... United States 5,000,000 4,874,972
Senior Secured Note, 4.25%, 6/01/29 .................... United States 8,500,000 7,687,293
Senior Secured Note, 6.125%, 6/15/30 ................... United States 14,600,000 14,409,470
132,567,191
Health Care REITs 0.8%
MPT Operating Partnership LP / MPT Finance Corp. ,
Senior Bond, 5.25%, 8/01/26 ........................... United States 11,400,000 10,145,567
Senior Bond, 3.5%, 3/15/31 ............................ United States 16,200,000 11,178,449
21,324,016
Hotel & Resort REITs 0.5%
g
RHP Hotel Properties LP / RHP Finance Corp. ,
Senior Note, 144A, 7.25%, 7/15/28 ...................... United States 6,000,000 6,066,780
Senior Note, 144A, 4.5%, 2/15/29 ....................... United States 6,500,000 5,758,350
g
XHR LP , Senior Secured Note , 144A, 4.875% , 6/01/29 ......... United States 1,000,000 858,400
12,683,530
Hotels, Restaurants & Leisure 8.0%
g
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ....................................... Canada 11,700,000 10,027,281
c,e,g
24 Hour Fitness Worldwide, Inc. , Senior Note , 144A, 8% , 6/01/22 . United States 23,000,000 —
g
Allwyn Entertainment Financing UK plc , Senior Secured Note , 144A,
7.875% , 4/30/29 ..................................... Czech Republic 15,500,000 15,755,905
g
Boyne USA, Inc. , Senior Note , 144A, 4.75% , 5/15/29 ........... United States 8,600,000 7,757,703
g
Caesars Entertainment, Inc. ,
Senior Secured Note, 144A, 6.25%, 7/01/25 ............... United States 15,600,000 15,541,800
Senior Secured Note, 144A, 7%, 2/15/30 .................. United States 6,800,000 6,834,952
g
Caesars Resort Collection LLC / CRC Finco, Inc. , Senior Secured
Note , 144A, 5.75% , 7/01/25 ............................ United States 7,000,000 7,089,068
g
Carnival Corp. ,
Senior Note, 144A, 7.625%, 3/01/26 ..................... United States 7,300,000 7,156,364
Senior Note, 144A, 5.75%, 3/01/27 ...................... United States 24,000,000 22,116,360
g
Carnival Holdings Bermuda Ltd. , Senior Note , 144A, 10.375% ,
5/01/28 ........................................... United States 10,000,000 10,946,736
g
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. ,
Senior Note , 144A, 6.75% , 1/15/30 ....................... United States 13,200,000 11,246,628
Las Vegas Sands Corp. , Senior Note , 3.2% , 8/08/24 ...........
United States 5,300,000 5,136,721
g
Motion Bondco DAC , Senior Note , 144A, 6.625% , 11/15/27 ...... United Kingdom 4,400,000 4,032,142
g
NCL Corp. Ltd. , Senior Note , 144A, 5.875% , 3/15/26 ........... United States 5,700,000 5,337,843
g
Papa John's International, Inc. , Senior Note , 144A, 3.875% , 9/15/29 United States 2,900,000 2,457,997

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
g
Premier Entertainment Sub LLC / Premier Entertainment Finance
Corp. ,
Senior Bond, 144A, 5.875%, 9/01/31 ..................... United States 4,700,000 $ 3,472,713
Senior Note, 144A, 5.625%, 9/01/29 ..................... United States 4,400,000 3,337,092
g
Royal Caribbean Cruises Ltd. ,
Senior Note, 144A, 5.5%, 8/31/26 ....................... United States 9,200,000 8,731,231
Senior Note, 144A, 5.375%, 7/15/27 ..................... United States 5,800,000 5,429,372
Senior Note, 144A, 11.625%, 8/15/27 .................... United States 13,900,000 15,128,468
g
Station Casinos LLC , Senior Note , 144A, 4.5% , 2/15/28 ........ United States 9,800,000 8,808,093
g
Studio City Finance Ltd. , Senior Note , 144A, 5% , 1/15/29 ....... Macau 21,500,000 15,953,208
g
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ........................... United States 15,000,000 14,922,627
207,220,304
Household Durables 1.5%
g
Ashton Woods USA LLC / Ashton Woods Finance Co. ,
Senior Note, 144A, 4.625%, 8/01/29 ..................... United States 13,000,000 11,096,995
Senior Note, 144A, 4.625%, 4/01/30 ..................... United States 8,000,000 6,839,760
KB Home , Senior Note , 7.25% , 7/15/30 .....................
United States 9,000,000 9,124,659
M/I Homes, Inc. , Senior Note , 3.95% , 2/15/30 ................
United States 12,600,000 10,758,636
37,820,050
Independent Power and Renewable Electricity Producers 1.7%
g
Calpine Corp. ,
Senior Note, 144A, 5.125%, 3/15/28 ..................... United States 12,900,000 11,529,788
Senior Secured Note, 144A, 4.5%, 2/15/28 ................ United States 12,200,000 11,056,876
g
Clearway Energy Operating LLC ,
Senior Bond, 144A, 3.75%, 1/15/32 ...................... United States 8,800,000 7,176,950
Senior Note, 144A, 4.75%, 3/15/28 ...................... United States 10,000,000 9,235,702
Senior Note, 144A, 3.75%, 2/15/31 ...................... United States 7,000,000 5,815,392
44,814,708
Insurance 0.8%
g
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note, 144A, 6.75%, 10/15/27 ..................... United States 5,400,000 5,083,722
Senior Secured Note, 144A, 6.75%, 4/15/28 ............... United States 2,500,000 2,482,134
g
Jones Deslauriers Insurance Management, Inc. , Senior Note , 144A,
10.5% , 12/15/30 ..................................... Canada 12,000,000 12,106,841
19,672,697
IT Services 1.8%
g
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ........................................... United States 8,500,000 7,130,012
g
Cogent Communications Group, Inc. ,
Senior Note, 144A, 7%, 6/15/27 ........................ United States 4,000,000 3,873,600
Senior Secured Note, 144A, 3.5%, 5/01/26 ................ United States 3,900,000 3,620,760
g
Gartner, Inc. ,
Senior Note, 144A, 4.5%, 7/01/28 ....................... United States 9,300,000 8,696,529
Senior Note, 144A, 3.625%, 6/15/29 ..................... United States 4,400,000 3,877,385
Senior Note, 144A, 3.75%, 10/01/30 ..................... United States 6,000,000 5,231,449
g
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc. , Senior
Note , 144A, 6% , 2/15/28 .............................. United States 4,500,000 3,597,967
g
Presidio Holdings, Inc. ,
Senior Note, 144A, 8.25%, 2/01/28 ...................... United States 3,700,000 3,527,788

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
IT Services (continued)
g
Presidio Holdings, Inc., (continued)
Senior Secured Note, 144A, 4.875%, 2/01/27 .............. United States 7,500,000 $ 7,046,283
46,601,773
Machinery 1.2%
g
Calderys Financing LLC , Senior Secured Note , 144A, 11.25% ,
6/01/28 ........................................... France 15,300,000 15,698,412
g
Chart Industries, Inc. , Senior Secured Note , 144A, 7.5% , 1/01/30 . United States 11,400,000 11,645,157
g
Titan Acquisition Ltd. / Titan Co-Borrower LLC , Senior Note , 144A,
7.75% , 4/15/26 ..................................... Canada 3,500,000 3,180,555
30,524,124
Media 4.2%
g
Clear Channel International BV , Senior Secured Note , 144A,
6.625% , 8/01/25 ..................................... United Kingdom 3,000,000 2,989,029
g
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 ...................... United States 5,700,000 4,481,511
Senior Note, 144A, 7.5%, 6/01/29 ....................... United States 10,700,000 7,930,105
CSC Holdings LLC ,
Senior Bond, 5.25%, 6/01/24 ........................... United States 21,000,000 19,555,362
g
Senior Note, 144A, 11.25%, 5/15/28 ..................... United States 16,700,000 16,214,280
e,g
Diamond Sports Group LLC / Diamond Sports Finance Co. ,
Senior Note, 144A, 6.625%, 8/15/27 ..................... United States 11,300,000 291,446
Senior Secured Note, 144A, 5.375%, 8/15/26 .............. United States 13,300,000 457,187
g
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................... United States 10,400,000 9,430,826
DISH DBS Corp. ,
Senior Note, 5.875%, 11/15/24 ......................... United States 9,700,000 8,496,050
g
Senior Secured Note, 144A, 5.75%, 12/01/28 .............. United States 10,000,000 7,456,585
g
LCPR Senior Secured Financing DAC , Senior Secured Note , 144A,
6.75% , 10/15/27 ..................................... United States 3,990,000 3,744,045
g
News Corp. , Senior Note , 144A, 3.875% , 5/15/29 ............. United States 4,400,000 3,866,659
g
Outfront Media Capital LLC / Outfront Media Capital Corp. , Senior
Note , 144A, 4.25% , 1/15/29 ............................ United States 8,000,000 6,731,360
g
Sirius XM Radio, Inc. , Senior Note , 144A, 4% , 7/15/28 ......... United States 12,600,000 10,961,273
g
Univision Communications, Inc. ,
Senior Secured Note, 144A, 5.125%, 2/15/25 .............. United States 3,000,000 2,940,180
Senior Secured Note, 144A, 4.5%, 5/01/29 ................ United States 4,000,000 3,441,049
108,986,947
Metals & Mining 1.6%
g
Constellium SE , Senior Note , 144A, 3.75% , 4/15/29 ........... United States 16,000,000 13,629,872
g
FMG Resources August 2006 Pty. Ltd. , Senior Bond , 144A, 4.375% ,
4/01/31 ........................................... Australia 9,500,000 8,124,657
g
Novelis Corp. ,
Senior Bond, 144A, 4.75%, 1/30/30 ...................... United States 7,700,000 6,850,397
Senior Bond, 144A, 3.875%, 8/15/31 ..................... United States 2,200,000 1,812,870
Senior Note, 144A, 3.25%, 11/15/26 ..................... United States 1,600,000 1,450,045
g
SunCoke Energy, Inc. , Senior Secured Note , 144A, 4.875% , 6/30/29 United States 12,600,000 10,596,814
42,464,655
Mortgage Real Estate Investment Trusts (REITs) 0.9%
g
Apollo Commercial Real Estate Finance, Inc. , Senior Secured Note ,
144A, 4.625% , 6/15/29 ................................ United States 24,900,000 19,443,817

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
g
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance
Corp. , Senior Note , 144A, 4.75% , 6/15/29 ................. United States 5,700,000 $ 4,644,397
24,088,214
Oil, Gas & Consumable Fuels 12.3%
g
Antero Resources Corp. ,
Senior Note, 144A, 7.625%, 2/01/29 ..................... United States 4,422,000 4,490,957
Senior Note, 144A, 5.375%, 3/01/30 ..................... United States 4,300,000 3,984,725
g
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 8.125% , 1/15/27 ...................... United States 7,400,000 7,092,094
Cheniere Energy Partners LP ,
Senior Note, 4.5%, 10/01/29 ........................... United States 5,600,000 5,144,476
Senior Note, 4%, 3/01/31 ............................. United States 14,300,000 12,606,730
Cheniere Energy, Inc. , Senior Note , 4.625% , 10/15/28 ..........
United States 7,800,000 7,291,339
g
Chesapeake Energy Corp. ,
Senior Note, 144A, 5.875%, 2/01/29 ..................... United States 5,000,000 4,754,102
Senior Note, 144A, 6.75%, 4/15/29 ...................... United States 13,300,000 13,208,705
g
Civitas Resources, Inc. ,
Senior Note, 144A, 8.375%, 7/01/28 ..................... United States 12,800,000 12,960,640
Senior Note, 144A, 8.75%, 7/01/31 ...................... United States 12,800,000 12,992,640
Crestwood Midstream Partners LP / Crestwood Midstream Finance
Corp. ,
Senior Note, 5.75%, 4/01/25 ........................... United States 9,900,000 9,735,727
g
Senior Note, 144A, 6%, 2/01/29 ........................ United States 6,200,000 5,795,543
g
Senior Note, 144A, 8%, 4/01/29 ........................ United States 4,000,000 4,058,186
g
CrownRock LP / CrownRock Finance, Inc. , Senior Note , 144A, 5% ,
5/01/29 ........................................... United States 5,100,000 4,782,882
g
DT Midstream, Inc. ,
Senior Bond, 144A, 4.375%, 6/15/31 ..................... United States 3,900,000 3,364,794
Senior Note, 144A, 4.125%, 6/15/29 ..................... United States 10,800,000 9,488,288
g
Endeavor Energy Resources LP / EER Finance, Inc. , Senior Bond ,
144A, 5.75% , 1/30/28 ................................. United States 27,800,000 27,218,702
EnLink Midstream LLC ,
Senior Bond, 5.375%, 6/01/29 .......................... United States 2,100,000 2,002,583
g
Senior Note, 144A, 5.625%, 1/15/28 ..................... United States 4,400,000 4,262,249
g
Senior Note, 144A, 6.5%, 9/01/30 ....................... United States 12,200,000 12,198,740
g
EQM Midstream Partners LP , Senior Note , 144A, 7.5% , 6/01/27 .. United States 1,900,000 1,920,026
g
Harbour Energy plc , Senior Note , 144A, 5.5% , 10/15/26 ........ United Kingdom 14,800,000 13,623,667
g
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond, 144A, 6%, 2/01/31 ........................ United States 5,000,000 4,475,635
Senior Bond, 144A, 6.25%, 4/15/32 ...................... United States 4,300,000 3,839,362
Senior Note, 144A, 5.75%, 2/01/29 ...................... United States 7,600,000 6,889,235
Senior Note, 144A, 6%, 4/15/30 ........................ United States 4,000,000 3,646,436
g
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ........ United States 12,200,000 11,608,239
g
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note , 144A, 11.5% , 2/15/28 ..................... United States 30,800,000 29,743,868
c,e,g
Murray Energy Corp. , Secured Note , 144A, 12% , 4/15/24 ....... United States 18,564,500 —
Occidental Petroleum Corp. ,
Senior Bond, 6.45%, 9/15/36 ........................... United States 5,100,000 5,241,370
Senior Note, 8.875%, 7/15/30 .......................... United States 6,000,000 6,901,680
Sunoco LP / Sunoco Finance Corp. ,
Senior Note, 6%, 4/15/27 ............................. United States 12,600,000 12,425,730
Senior Note, 4.5%, 5/15/29 ............................ United States 4,600,000 4,086,275
Senior Note, 4.5%, 4/30/30 ............................ United States 10,000,000 8,754,322
g
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond, 144A, 4.125%, 8/15/31 .............. United States 4,900,000 4,220,744

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
g
Venture Global Calcasieu Pass LLC, (continued)
Senior Secured Note, 144A, 3.875%, 8/15/29 .............. United States 5,900,000 $ 5,159,612
Senior Secured Note, 144A, 6.25%, 1/15/30 ............... United States 4,100,000 4,070,796
g
Venture Global LNG, Inc. ,
Senior Secured Note, 144A, 8.125%, 6/01/28 .............. United States 12,900,000 13,116,136
Senior Secured Note, 144A, 8.375%, 6/01/31 .............. United States 9,800,000 9,893,172
317,050,407
Paper & Forest Products 0.2%
g
Glatfelter Corp. , Senior Note , 144A, 4.75% , 11/15/29 ........... United States 8,200,000 5,372,855
Passenger Airlines 1.4%
g
American Airlines Inc/AAdvantage Loyalty IP Ltd. ,
Senior Secured Note, 144A, 5.5%, 4/20/26 ................ United States 17,000,000 16,857,025
Senior Secured Note, 144A, 5.75%, 4/20/29 ............... United States 2,000,000 1,943,757
g
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.75% , 10/20/28 ..................................... United States 10,200,000 9,909,244
g
United Airlines, Inc. ,
Senior Secured Note, 144A, 4.375%, 4/15/26 .............. United States 2,700,000 2,567,715
Senior Secured Note, 144A, 4.625%, 4/15/29 .............. United States 5,500,000 5,016,373
36,294,114
Personal Care Products 0.5%
g
BellRing Brands, Inc. , Senior Note , 144A, 7% , 3/15/30 ......... United States 12,200,000 12,289,914
Pharmaceuticals 2.6%
g
1375209 BC Ltd. , Senior Secured Note , 144A, 9% , 1/30/28 ...... Canada 6,021,000 6,043,007
g
Bausch Health Cos., Inc. ,
Secured Note, 144A, 14%, 10/15/30 ..................... United States 2,114,000 1,268,400
Senior Secured Note, 144A, 6.125%, 2/01/27 .............. United States 3,100,000 1,988,185
Senior Secured Note, 144A, 4.875%, 6/01/28 .............. United States 9,800,000 5,845,112
Senior Secured Note, 144A, 11%, 9/30/28 ................. United States 7,692,000 5,482,858
e,g
Endo Dac / Endo Finance LLC / Endo Finco, Inc. ,
Secured Note, 144A, 9.5%, 7/31/27 ...................... United States 7,104,000 435,120
Senior Note, 144A, 6%, 6/30/28 ........................ United States 4,473,000 234,832
e,g
Endo Luxembourg Finance Co. I SARL / Endo US, Inc. , Senior
Secured Note , 144A, 6.125% , 4/01/29 .................... United States 4,700,000 3,482,676
g
Kevlar SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ......... Italy 18,700,000 16,035,250
e,g
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 7.5% , 4/01/27 United States 4,273,000 3,163,785
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note, 4.75%, 5/09/27 ........................... Israel 10,600,000 9,819,017
Senior Note, 5.125%, 5/09/29 .......................... Israel 900,000 817,345
Senior Note, 7.875%, 9/15/29 .......................... Israel 6,400,000 6,603,405
Senior Note, 8.125%, 9/15/31 .......................... Israel 6,400,000 6,715,718
67,934,710
Real Estate Management & Development 1.3%
g
Five Point Operating Co. LP / Five Point Capital Corp. , Senior Note ,
144A, 7.875% , 11/15/25 ............................... United States 13,900,000 12,567,060
g
Forestar Group, Inc. , Senior Note , 144A, 3.85% , 5/15/26 ........ United States 11,000,000 10,120,055
g
Howard Hughes Corp. (The) ,
Senior Note, 144A, 5.375%, 8/01/28 ..................... United States 8,200,000 7,309,232
Senior Note, 144A, 4.125%, 2/01/29 ..................... United States 3,700,000 3,065,894
33,062,241
Software 1.1%
g
Camelot Finance SA , Senior Secured Note , 144A, 4.5% , 11/01/26 . United States 14,600,000 13,766,923

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Software (continued)
g
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 ............ United States 9,400,000 $ 8,183,240
g
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ........ United States 6,700,000 5,648,795
27,598,958
Specialized REITs 0.7%
g
Iron Mountain, Inc. , Senior Note , 144A, 7% , 2/15/29 ........... United States 19,000,000 19,052,478
Specialty Retail 1.6%
g
Evergreen Acqco 1 LP / TVI, Inc. , Senior Secured Note , 144A,
9.75% , 4/26/28 ..................................... United States 15,900,000 16,456,977
g
Gap, Inc. (The) , Senior Note , 144A, 3.625% , 10/01/29 .......... United States 12,800,000 9,057,893
g
Michaels Cos., Inc. (The) ,
Senior Note, 144A, 7.875%, 5/01/29 ..................... United States 15,600,000 10,530,000
Senior Secured Note, 144A, 5.25%, 5/01/28 ............... United States 4,200,000 3,397,674
e,h
Party City Holdings, Inc. , Senior Secured Note , FRN , 10.27% ,
( 6-month USD LIBOR + 5% ), 7/15/25 ..................... United States 1,851,810 203,699
g
Victoria's Secret & Co. , Senior Note , 144A, 4.625% , 7/15/29 ..... United States 2,800,000 2,049,005
41,695,248
Textiles, Apparel & Luxury Goods 0.3%
g
Hanesbrands, Inc. , Senior Note , 144A, 9% , 2/15/31 ............ United States 8,600,000 8,675,388
Trading Companies & Distributors 0.5%
g
H&E Equipment Services, Inc. , Senior Note , 144A, 3.875% , 12/15/28 United States 10,900,000 9,448,995
g
WESCO Distribution, Inc. , Senior Note , 144A, 7.25% , 6/15/28 .... United States 4,600,000 4,696,398
14,145,393
Wireless Telecommunication Services 0.3%
T-Mobile USA, Inc. , Senior Note , 2.625% , 2/15/29 .............
United States 9,200,000 7,998,737
Total Corporate Bonds (Cost $2,657,519,910) ...................................
2,357,032,538
Senior Floating Rate Interests 2.6%
i
Chemicals 1.1%
Hexion Holdings Corp. ,
First Lien, Initial CME Term Loan, 9.779%, (3-month SOFR +
4.5%), 3/15/29 ...................................... United States 8,613,000 8,151,386
Second Lien, Initial CME Term Loan, 12.627%, (1-month SOFR +
7.438%), 3/15/30 .................................... United States 9,279,070 7,686,178
PMHC II, Inc. , Initial CME Term Loan, B , 9.304% , ( 3-month SOFR +
4.25% ), 4/23/29 ..................................... United States 13,001,750 11,497,643
27,335,207
a a a a a a
Health Care Technology 0.4%
i
athenahealth Group, Inc. , Initial CME Term Loan , 8.589% , ( 1-month
SOFR + 3.5% ), 2/15/29 ............................... United States 11,561,687 11,157,028
Hotels, Restaurants & Leisure 0.5%
i
Fertitta Entertainment LLC , Initial CME Term Loan, B , 9.102% ,
( 1-month SOFR + 4% ), 1/27/29 ......................... United States 12,936,250 12,792,076
i
Media 0.2%
Clear Channel Outdoor Holdings, Inc. , Term Loan, B , 8.807% ,
( 3-month SOFR + 3.5% ), 8/21/26 ........................ United States 2,931,472 2,805,302
e
Diamond Sports Group LLC , First Lien, CME Term Loan , 12.775% ,
( 3-month SOFR + 8% ), 5/25/26 ......................... United States 2,644,257 2,046,827
4,852,129
a a a a a a

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 18 .
a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
Software 0.4%
i
McAfee Corp. , CME Term Loan, B1 , 9.01% , ( 1-month SOFR +
3.75% ), 3/01/29 ..................................... United States 10,296,000 $ 9,877,004
Total Senior Floating Rate Interests (Cost $70,481,333) ..........................
66,013,444
Shares
a
Escrows and Litigation Trusts 0.0%
†
a,c
Alpha Natural Resources, Inc., Escrow Account ............... United States 25,000,000 —
a
Chesapeake Energy Corp., Escrow Account ................. United States 13,700,000 282,905
Total Escrows and Litigation Trusts (Cost $450,960) .............................
282,905
Total Long Term Investments (Cost $2,785,582,111) .............................
2,479,768,256
a
Short Term Investments 2.9%
a a
Country Shares
a
Value
a a a
Money Market Funds 2.9%
j,k
Institutional Fiduciary Trust - Money Market Portfolio, 4.699% .... United States 75,274,633 75,274,633
Total Money Market Funds (Cost $75,274,633) ..................................
75,274,633
Total Short Term Investments (Cost $75,274,633 ) ................................
75,274,633
a
Total Investments (Cost $2,860,856,744) 98.9% ..................................
$2,555,042,889
Other Assets, less Liabilities 1.1% .............................................
28,771,839
Net Assets 100.0% ...........................................................
$2,583,814,728
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at June 30, 2023.
c
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
d
Income may be received in additional securities and/or cash.
e
Defaulted security or security for which income has been deemed uncollectible.
f
Perpetual security with no stated maturity date.
g
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2023, the aggregate value of these securities was $1,964,275,385, representing 76.0% of net assets.
h
The coupon rate shown represents the rate at period end.
i
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
j
See Note 4 regarding investments in affiliated management investment companies.
k
The rate shown is the annualized seven-day effective yield at period end.

Franklin High Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Franklin High Income Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin High Income Fund (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In

Franklin High Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the
Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At June 30, 2023, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as “market level fair value”). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund's NAV is not calculated, which could result in differences between the value of the Fund's portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Unfunded Loan Commitments
The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Schedule of Investments.
At June 30, 2023, unfunded commitments were as follows:
4. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended June 30,
2023, the Fund held investments in affiliated management investment companies as follows:
Borrower Unfunded Commitment
Franklin High Income Fund
athenahealth Group, Inc. $ 1,423,913
$ 1,423,913
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin High Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.699% $ 81,816,490 $ 696,973,287 $ (703,515,144) $ — $ — $ 75,274,633 75,274,633 $ 2,702,632
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.699% $— $24,926,000 $(24,926,000) $— $— $— — $82,423
Total Affiliated Securities ... $81,816,490 $721,899,287 $(728,441,144) $— $— $75,274,633 $2,785,055
2. Financial Instrument Valuation
(continued)

Franklin High Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
5. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2023, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin High Income Fund
Assets:
Investments in Securities:
Common Stocks :
Independent Power and Renewable Electricity
Producers .......................... $ 16,035,162 $ 27,678,086 $ — $ 43,713,248
Oil, Gas & Consumable Fuels ............. 1,555,318 10,356,150 — 11,911,468
Warrants :
Metals & Mining ....................... 729,785 — — 729,785
Oil, Gas & Consumable Fuels ............. 38,877 — —
a
38,877
Convertible Bonds ....................... — 45,991 — 45,991
Corporate Bonds :
Aerospace & Defense ................... — 8,542,840 — 8,542,840
Automobile Components ................. — 66,630,096 — 66,630,096
Automobiles .......................... — 21,358,322 — 21,358,322
Banks ............................... — 15,048,300 — 15,048,300
Beverages ........................... — 9,866,252 — 9,866,252
Biotechnology ......................... — 11,058,696 — 11,058,696
Building Products ...................... — 73,663,995 — 73,663,995
Capital Markets ........................ — 17,016,930 — 17,016,930
Chemicals ........................... — 85,524,555 — 85,524,555
Commercial Services & Supplies ........... — 27,515,853 — 27,515,853
Communications Equipment .............. — 12,181,253 — 12,181,253
Construction & Engineering ............... — 12,969,634 — 12,969,634
Construction Materials .................. — 9,327,056 — 9,327,056
Consumer Finance ..................... — 64,620,206 — 64,620,206
Consumer Staples Distribution & Retail ...... — 14,558,971 — 14,558,971
Containers & Packaging ................. — 116,255,167 — 116,255,167
Distributors ........................... — 13,109,157 — 13,109,157
Diversified Consumer Services ............ — 12,984,400 — 12,984,400
Diversified REITs ...................... — 36,344,157 — 36,344,157
Diversified Telecommunication Services ..... — 87,250,122 — 87,250,122
Electric Utilities ........................ — 25,658,457 — 25,658,457
Electrical Equipment .................... — 42,170,944 — 42,170,944
Electronic Equipment, Instruments &
Components ........................ — 7,914,397 — 7,914,397
Energy Equipment & Services ............. — 94,726,268 — 94,726,268
Entertainment ......................... — 35,073,221 — 35,073,221
Financial Services ...................... — 45,761,057 — 45,761,057
Food Products ........................ — 14,617,364 — 14,617,364

Franklin High Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Level 1 Level 2 Level 3 Total
Franklin High Income Fund (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Ground Transportation .................. $ — $ 29,561,286 $ — $ 29,561,286
Health Care Equipment & Supplies ......... — 25,784,930 — 25,784,930
Health Care Providers & Services .......... — 132,567,191 — 132,567,191
Health Care REITs ..................... — 21,324,016 — 21,324,016
Hotel & Resort REITs ................... — 12,683,530 — 12,683,530
Hotels, Restaurants & Leisure ............. — 207,220,304 —
a
207,220,304
Household Durables .................... — 37,820,050 — 37,820,050
Independent Power and Renewable Electricity
Producers .......................... — 44,814,708 — 44,814,708
Insurance ............................ — 19,672,697 — 19,672,697
IT Services ........................... — 46,601,773 — 46,601,773
Machinery ............................ — 30,524,124 — 30,524,124
Media ............................... — 108,986,947 — 108,986,947
Metals & Mining ....................... — 42,464,655 — 42,464,655
Mortgage Real Estate Investment Trusts
(REITs) ............................ — 24,088,214 — 24,088,214
Oil, Gas & Consumable Fuels ............. — 317,050,407 —
a
317,050,407
Paper & Forest Products ................. — 5,372,855 — 5,372,855
Passenger Airlines ..................... — 36,294,114 — 36,294,114
Personal Care Products ................. — 12,289,914 — 12,289,914
Pharmaceuticals ....................... — 67,934,710 — 67,934,710
Real Estate Management & Development .... — 33,062,241 — 33,062,241
Software ............................. — 27,598,958 — 27,598,958
Specialized REITs ...................... — 19,052,478 — 19,052,478
Specialty Retail ........................ — 41,695,248 — 41,695,248
Textiles, Apparel & Luxury Goods .......... — 8,675,388 — 8,675,388
Trading Companies & Distributors .......... — 14,145,393 — 14,145,393
Wireless Telecommunication Services ....... — 7,998,737 — 7,998,737
Senior Floating Rate Interests ............... — 66,013,444 — 66,013,444
Escrows and Litigation Trusts ............... — 282,905 —
a
282,905
Short Term Investments ................... 75,274,633 — — 75,274,633
Total Investments in Securities ........... $93,633,775 $2,461,409,114 $— $2,555,042,889
Liabilities:
Other Financial Instruments:
Unfunded Loan Commitments ............... $ — $ 49,837 $ — $ 49,837
Total Other Financial Instruments ......... $— $49,837 $— $49,837
a
Includes financial instruments determined to have no value.
5. Fair Value Measurements
(continued)

Franklin High Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Currency
USD
United States Dollar
Selected Portfolio
CME
Chicago Mercantile Exchange
FRN
Floating Rate Note
LIBOR
London Interbank Offered Rate
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.